Financial instruments - Summary of Accounting Classification and Fair Values (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 10,477	$ 9,493
Financial assets, at fair value	3,364	1,866
Financial liabilities	(5,977)	(4,934)
Financial liabilities, at fair value	(545)	(616)
Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,395)	(1,502)
Financial liabilities, at fair value	(310)	(460)
Bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(374)	(317)
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(264)	(234)
Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1)	(8)
Financial liabilities, at fair value	(1)	(8)
Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,430)	(1,244)
Financial liabilities, at fair value	(234)	(148)
Deposits from customers in the banking business
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,513)	(1,629)
FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(500)	(567)
FVTPL | Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(310)	(460)
FVTPL | Bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVTPL | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVTPL | Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1)	(8)
FVTPL | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(189)	(99)
FVTPL | Deposits from customers in the banking business
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVOCI
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(45)	(49)
FVOCI | Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVOCI | Bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVOCI | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVOCI | Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVOCI | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(45)	(49)
FVOCI | Deposits from customers in the banking business
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(5,432)	(4,318)
Amortized cost | Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,085)	(1,042)
Amortized cost | Bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(374)	(317)
Amortized cost | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(264)	(234)
Amortized cost | Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amortized cost | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,196)	(1,096)
Amortized cost | Deposits from customers in the banking business
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,513)	(1,629)
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	998	426
Financial liabilities, at fair value	(1)	(8)
Level 1 | Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 1 | Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(1)	(8)
Level 1 | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,949	1,172
Financial liabilities, at fair value	0	0
Level 2 | Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets				$ 87
Financial assets, at fair value	417	268
Financial liabilities	(127)	(340)	$ (418)
Financial liabilities, at fair value	(544)	(608)
Level 3 | Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(310)	(460)
Level 3 | Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 3 | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(234)	(148)
Debt investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,590	2,447
Financial assets, at fair value	3,091	1,476
Debt investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	882	182
Debt investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,948	1,172
Debt investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	261	122
Equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	272	390
Financial assets, at fair value	272	390
Equity investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	116	244
Equity investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Equity investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	156	146
Time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,055	1,557
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	249	240
Loan receivables in the financial services segment
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,165	1,180
Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	287	246
Financial assets, at fair value	1
Other assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Other assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1
Other assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,859	3,433
FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,125	1,712
FVTPL | Debt investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,852	1,322
FVTPL | Equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	272	390
FVTPL | Time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVTPL | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVTPL | Loan receivables in the financial services segment
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVTPL | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	0
FVTPL | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,239	154
FVOCI | Debt investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,239	154
FVOCI | Equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Loan receivables in the financial services segment
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,113	7,627
Amortized cost | Debt investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	499	971
Amortized cost | Equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Amortized cost | Time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,055	1,557
Amortized cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	249	240
Amortized cost | Loan receivables in the financial services segment
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,165	1,180
Amortized cost | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	286	246
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,859	$ 3,433